Segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment reporting
Schedule of segment reporting

	Year Ended December 31,
	2017		2016		2015
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	11,534	11,644	13,081	9,257	11,113	12,951
Gross profit	3,921	5,433	3,197	3,706	3,849	3,068
Gross profit in %	34.0%	46.7%	24.4%	40.0%	34.6%	23.7%
PPE	13,070	14,628	9,936	13,585	9,002	12,381
Trade receivables	2,899	2,194	2,566	1,567	1,639	1,709
Trade payables	1,885	1,174	833	932	984	775
Depreciation and amortization (excl. Intangible assets)	1,207	1,764	747	1,667	775	1,813
Allowance for slow-moving inventory	(515)	--	954	--	--	--
Loss on disposal of DPM business	--	--	--	--	--	2,663
Impairment of goodwill	--	--	--	1,130	--	--

Schedule of revenues and non-current assets by geographic region

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
EMEA	14,832	13,364	18,214
Germany	5,677	6,132	6,984
France	2,611	2,725	1,711
Great Britain	1,459	1,135	4,464
Others	5,085	3,372	5,055
Asia Pacific	2,526	4,831	2,703
South Korea	721	1,680	1,277
Others	1,805	3,151	1,426
Americas	5,820	4,143	3,147
United States	5,474	4,107	3,110
Others	346	36	37
Total	23,178	22,338	24,064

NON‑CURRENT ASSETS BY GEOGRAPHICAL REGION

	December 31,
	2017	2016
	(€ in thousands)
EMEA	25,366	20,657
Germany	23,906	19,533
Great Britain	1,460	1,124
Asia Pacific	1,360	218
China	1,360	218
Americas	2,531	3,758
United States	2,531	3,758
Total	29,257	24,633